CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of profit or loss
Revenue	$ 5,329,214	$ 5,954,833	$ 5,238,341
Cost of sales	(3,910,378)	(3,722,749)	(3,574,532)
Gross profit	1,418,836	2,232,084	1,663,809
Other income	254,067	138,517	111,513
Distribution costs	(586,873)	(556,805)	(523,300)
Administrative expenses	(554,038)	(561,284)	(521,294)
Other expense	(203,698)	(95,880)	(240,165)
Other gains (losses)	21,674	14,213	0
Profit from operating activities	328,294	1,156,632	490,563
Finance income	32,582	20,895	19,640
Finance costs	(273,639)	(214,779)	(287,958)
Share of profit of associates and joint ventures accounted for using equity method	7,775	17,246	17,017
Exchange rate differences	(32,507)	(26,470)	98
Profit before income tax	62,505	953,524	239,360
Income Tax	(535)	(226,765)	30,992
Net Profit	61,970	726,759	270,352
Net profit attributable to
Net profit attributable to parent company	61,784	725,482	269,724
Net profit attributable to non-controlling interests	186	1,277	628
Net Profit	$ 61,970	$ 726,759	$ 270,352
Basic and diluted earnings per share (in U.S.$ per share)
Basic and diluted earnings per share from continuing operations	$ 0.5460	$ 6.4111	$ 2.3836
Basic and diluted earnings per share	$ 0.5460	$ 6.4111	$ 2.3836